UNAUDITED QUARTERLY FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selected Quarterly Financial Information [Abstract]
Net sales	$ 9,758	$ 9,437	$ 9,322	$ 8,925	$ 9,169	$ 8,819	$ 8,572	$ 8,157	$ 37,442	$ 34,717	$ 33,009
Gross profit	3,470	3,233	3,664	3,462	3,365	3,419	3,351	3,222
Net income (loss) from continuing operations	(106)	1,895	1,383	1,296	1,143	1,226	1,336	1,290	4,468	4,995	4,929
Net income (loss) from discontinued operations	(17)	(36)	186	171	147	189	224	185	304	745	743
Net income attributable to Honeywell	$ (115)	$ 1,825	$ 1,570	$ 1,449	$ 1,285	$ 1,413	$ 1,545	$ 1,462	$ 4,729	$ 5,705	$ 5,658
Earnings (loss) per share of common stock from continuing operations - basic (in dollars per share)	$ (0.15)	$ 2.97	$ 2.17	$ 1.99	$ 1.76	$ 1.87	$ 2.04	$ 1.96	$ 6.98	$ 7.63	$ 7.41
Earnings (loss) per common share from discontinued operations—basic (in dollars per share)	(0.03)	(0.10)	0.29	0.25	0.22	0.30	0.33	0.28	0.42	1.13	1.12
Total earnings per share of common stock—basic (in dollars per share)	(0.18)	2.87	2.46	2.24	1.98	2.17	2.37	2.24	7.40	8.76	8.53
Earnings (loss) per share of common stock from continuing operations - assuming dilution (in dollars per share)	(0.15)	2.96	2.16	1.97	1.74	1.86	2.03	1.95	6.94	7.58	7.36
Earnings (loss) per share of common stock from discontinued operations - assuming dilution (in dollars per share)	(0.03)	(0.10)	0.29	0.25	0.22	0.30	0.33	0.28	0.42	1.13	1.11
Total earnings per share of common stock—assuming dilution (in dollars per share)	(0.18)	2.86	2.45	2.22	1.96	2.16	2.36	2.23	7.36	8.71	8.47
Cash dividends per common share (in dollars per share)	$ 1.19	$ 1.13	$ 1.13	$ 1.13	$ 1.13	$ 1.08	$ 1.08	$ 1.08	$ 4.58	$ 4.37	$ 4.17